Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT No. 2
Entity Central Index Key	0001866226
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE